Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE DISCLOSURE

In accordance with the SEC requirements, this section (1) presents “Compensation Actually Paid,” or “CAP,” and (2) compares CAP to OSG’s performance, as measured by various metrics.

At the outset, we note that compensation decisions at OSG are made by our Compensation Committee, independently of disclosure requirements, based on the factors discussed in the section of this Proxy Statement entitled “How We Compensate our Executives.” In particular, while SEC rules require disclosure of CAP and specifies the manner in which CAP is calculated, the Committee does not use CAP in making compensation decisions and regards CAP as a supplemental measure to be viewed alongside the performance metrics on which the Committee bases its decisions.

CAP

The table below shows (1) CAP, based on the information in Summary Compensation Table (“SCT”), and as adjusted for 2021 and 2022, as required by SEC rules, and (2) the value of a hypothetical initial investment made on December 31, 2020 of $100 in our stock, as of December 31, 2021 and December 31, 2022, based on TSR, as explained below.

Year	Summary Compensation Table Total to PEO ($) (1)	Compensation Actually Paid to PEO($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based on TSR (3)	Net Income ($) (in thousands)
2022	$2,372,326	$2,627,988	$990,990	$1,003,566	$126	$28,741
2021	$2,314,967	$1,634,695	$973,839	$767,260	$116	$(46,252)

(1)	The PEO in both reporting years is our CEO, Mr. Norton.

(2)	The non-PEO NEOs in 2022 were Mr. Trueblood and Mr. O’Halloran. The non-PEO NEOs in 2021 were Mr. Trueblood, Mr. O’Halloran, and Mr. Mote.

(3)	The values disclosed in this column represent a hypothetical investment of $100 in our stock made on December 31, 2020, and as of December 31, 2021 and December 31, 2022, based upon the Company’s TSR for the years then ended.

To calculate CAP, the following amounts were deducted from and added to “Total Compensation,” as set forth in the SCT.

PEO SCT Total to CAP Reconciliation:
Year	Salary	Bonus and Non- Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
			(1)		(2)	(3)
2022	$425,000	$692,500	$21,126	$2,372,326	($1,233,700)	$1,489,361	$2,627,988
2021	$425,000	$531,250	$19,967	$2,314,967	($1,338,750)	$658,478	$1,634,695

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	Salary	Bonus and Non- Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
			(1)		(2)	(3)
2022	$312,500	$326,937	$20,434	$990,990	($331,118)	$343,694	$1,003,566
2021	$276,667	$207,500	$19,339	$973,839	($470,333)	$263,754	$767,260

(1)	Reflects “all other compensation,” as reported in the SCT for the year shown.
(2)	Represents the grant date fair value of equity-based awards granted each year.
(3)	Reflects the fair value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal years 2021 and 2022 is further detailed in the supplemental tables below.

SUPPLEMENTAL

PEO Equity Component of CAP for FY2021:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/21	Change in Value of Prior Years’ Awards Unvested at 12/31/21	Change in Value of Prior Years’ Awards That Vested in FY2021	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	$727,900	($352,489)	$0	$375,412
RSUs	$338,558	($59,004)	$3,512	$283,066
Total	$1,066,458	($411,492)	$3,512	$658,478

SUPPLEMENTAL
Average Non-PEO Equity Component of CAP for FY2021:
Equity Type	Fair Value of Current Year Equity Awards at 12/31/21	Change in Value of Prior Years’ Awards Unvested at 12/31/21	Change in Value of Prior Years’ Awards That Vested in FY2021	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	$281,001	($111,472)	$17,565	$187,094
RSUs	$93,667	($19,012)	$2,005	$76,660
Total	$374,668	($130,484)	$19,570	$263,754

SUPPLEMENTAL
PEO Equity Component of CAP for FY2022:
Equity Type	Fair Value of Current Year Equity Awards at 12/31/22	Change in Value of Prior Years’ Awards Unvested at 12/31/22	Change in Value of Prior Years’ Awards That Vested in FY2022	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	$734,598	($26,086)	($443,751)	$264,760
RSUs	$971,332	$209,319	$43,951	$1,224,601
Total	$1,705,929	$183,233	($399,801)	1,489,362

SUPPLEMENTAL

Average Non-PEO Equity Component of CAP for FY2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/22	Change in Value of Prior Years’ Awards Unvested at 12/31/22	Change in Value of Prior Years’ Awards That Vested in FY2022	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	$216,059	($13,429)	($178,046)	$24,584
RSUs	$241,802	$63,522	$13,785	$319,110
Total	$457,861	$50,094	($164,261)	$343,694

Named Executive Officers, Footnote [Text Block]
(1)	The PEO in both reporting years is our CEO, Mr. Norton.

PEO Total Compensation Amount	[1]	$ 2,372,326	$ 2,314,967
PEO Actually Paid Compensation Amount	[1]	$ 2,627,988	1,634,695
Adjustment To PEO Compensation, Footnote [Text Block]

PEO SCT Total to CAP Reconciliation:
Year	Salary	Bonus and Non- Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
			(1)		(2)	(3)
2022	$425,000	$692,500	$21,126	$2,372,326	($1,233,700)	$1,489,361	$2,627,988
2021	$425,000	$531,250	$19,967	$2,314,967	($1,338,750)	$658,478	$1,634,695

PEO Equity Component of CAP for FY2021:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/21	Change in Value of Prior Years’ Awards Unvested at 12/31/21	Change in Value of Prior Years’ Awards That Vested in FY2021	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	$727,900	($352,489)	$0	$375,412
RSUs	$338,558	($59,004)	$3,512	$283,066
Total	$1,066,458	($411,492)	$3,512	$658,478

PEO Equity Component of CAP for FY2022:
Equity Type	Fair Value of Current Year Equity Awards at 12/31/22	Change in Value of Prior Years’ Awards Unvested at 12/31/22	Change in Value of Prior Years’ Awards That Vested in FY2022	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	$734,598	($26,086)	($443,751)	$264,760
RSUs	$971,332	$209,319	$43,951	$1,224,601
Total	$1,705,929	$183,233	($399,801)	1,489,362

Non-PEO NEO Average Total Compensation Amount		$ 990,990	973,839
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,003,566	767,260
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	Salary	Bonus and Non- Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
			(1)		(2)	(3)
2022	$312,500	$326,937	$20,434	$990,990	($331,118)	$343,694	$1,003,566
2021	$276,667	$207,500	$19,339	$973,839	($470,333)	$263,754	$767,260

Average Non-PEO Equity Component of CAP for FY2021:
Equity Type	Fair Value of Current Year Equity Awards at 12/31/21	Change in Value of Prior Years’ Awards Unvested at 12/31/21	Change in Value of Prior Years’ Awards That Vested in FY2021	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	$281,001	($111,472)	$17,565	$187,094
RSUs	$93,667	($19,012)	$2,005	$76,660
Total	$374,668	($130,484)	$19,570	$263,754

Average Non-PEO Equity Component of CAP for FY2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/22	Change in Value of Prior Years’ Awards Unvested at 12/31/22	Change in Value of Prior Years’ Awards That Vested in FY2022	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	$216,059	($13,429)	($178,046)	$24,584
RSUs	$241,802	$63,522	$13,785	$319,110
Total	$457,861	$50,094	($164,261)	$343,694

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between CAP and TSR

As shown in the graph below, the PEO and average non-PEO NEO CAP amounts are aligned with the Company’s TSR (assuming an initial investment of $100 made on December 31, 2020) for the fiscal years ended December 31, 2021 and 2022. The dollar amounts in the graph are shown in thousands ($K).

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between CAP and Net Income

The graph below reflects the relationship between PEO and Average Non-PEO NEO CAP amounts and the Company’s net income for the fiscal years ending December 31, 2021 and 2022. As shown in the graph below, the PEO and Average Non-PEO NEO CAP amounts are aligned with the Company’s net income. The dollar amounts in the graph are shown in thousands ($K).

Total Shareholder Return Amount		$ 126	116
Net Income (Loss)		$ 28,741,000	$ (46,252,000)
PEO Name		Mr. Norton	Mr. Norton
Non-PEO NEO [Member] | Salary
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 312,500	$ 276,667
Non-PEO NEO [Member] | Bonus and Non Equity Incentive Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		326,937	207,500
Non-PEO NEO [Member] | Other Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		20,434	19,339
Non-PEO NEO [Member] | Deductions from SCT Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(331,118)	(470,333)
Non-PEO NEO [Member] | Additions to SCT Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		343,694	263,754
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		457,861	374,668
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		50,094	(130,484)
Non-PEO NEO [Member] | Change in Value of Prior Years Awards That Vested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(164,261)	19,570
Non-PEO NEO [Member] | Equity Value Included in CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 343,694	$ 263,754
Non-PEO NEO [Member] | Mr Richard Trueblood
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Trueblood	Mr. Trueblood
Non-PEO NEO [Member] | Mr Patrick O Halloran
Pay vs Performance Disclosure [Table]
PEO Name		Mr. O’Halloran	Mr. O’Halloran
Non-PEO NEO [Member] | Mr Damon Mote
Pay vs Performance Disclosure [Table]
PEO Name			Mr. Mote
Non-PEO NEO [Member] | PSU | Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 216,059	$ 281,001
Non-PEO NEO [Member] | PSU | Change in Value of Prior Years Awards Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(13,429)	(111,472)
Non-PEO NEO [Member] | PSU | Change in Value of Prior Years Awards That Vested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(178,046)	17,565
Non-PEO NEO [Member] | PSU | Equity Value Included in CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		24,584	187,094
Non-PEO NEO [Member] | RSU | Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		241,802	93,667
Non-PEO NEO [Member] | RSU | Change in Value of Prior Years Awards Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		63,522	(19,012)
Non-PEO NEO [Member] | RSU | Change in Value of Prior Years Awards That Vested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,785	2,005
Non-PEO NEO [Member] | RSU | Equity Value Included in CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		319,110	76,660
PEO [Member] | Salary
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		425,000	425,000
PEO [Member] | Bonus and Non Equity Incentive Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		692,500	531,250
PEO [Member] | Other Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		21,126	19,967
PEO [Member] | Deductions from SCT Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,233,700)	(1,338,750)
PEO [Member] | Additions to SCT Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,489,361	658,478
PEO [Member] | Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,705,929	1,066,458
PEO [Member] | Change in Value of Prior Years Awards Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		183,233	(411,492)
PEO [Member] | Change in Value of Prior Years Awards That Vested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(399,801)	3,512
PEO [Member] | Equity Value Included in CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,489,362	658,478
PEO [Member] | PSU | Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		734,598	727,900
PEO [Member] | PSU | Change in Value of Prior Years Awards Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(26,086)	(352,489)
PEO [Member] | PSU | Change in Value of Prior Years Awards That Vested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(443,751)	0
PEO [Member] | PSU | Equity Value Included in CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		264,760	375,412
PEO [Member] | RSU | Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		971,332	338,558
PEO [Member] | RSU | Change in Value of Prior Years Awards Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		209,319	(59,004)
PEO [Member] | RSU | Change in Value of Prior Years Awards That Vested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		43,951	3,512
PEO [Member] | RSU | Equity Value Included in CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,224,601	$ 283,066

[1]	The PEO in both reporting years is our CEO, Mr. Norton.